37437 10/97

             Prospectus Supplement dated October 10, 1997 to:

                 Putnam California Tax Exempt Income Fund
                     Prospectus dated January 30, 1997

                       Putnam Municipal Income Fund
                      Prospectus dated July 30, 1997

                  Putnam New York Tax Exempt Income Fund
                     Prospectus dated January 30, 1997

               Putnam New York Tax Exempt Opportunities Fund
                     Prospectus dated January 30, 1997

                       Putnam Preferred Income Fund
                      Prospectus dated March 30, 1997

                       Putnam Tax Exempt Income Fund
                     Prospectus dated January 30, 1997

                      Putnam Tax-Free High Yield Fund
        Prospectus dated November 30, 1996, as revised May 30, 1997

                       Putnam Tax-Free Insured Fund
        Prospectus dated November 30, 1996, as revised May 30, 1997


Effective October 31, 1997, the paragraph under the table in the section "How to buy shares - Class M shares" is replaced with the following:

     Members of qualified groups may purchase Class M shares without a sales charge.







s:\funds\suppleme\mnav.tef